PLANT AND EQUIPMENT, NET (Details Textual) ¥ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2017 CNY (¥)	Sep. 30, 2017 USD ($)	Sep. 30, 2016 CNY (¥)	Sep. 30, 2015 CNY (¥)
Buildings and Improvements Gross Collateral To Bank Loan	¥ 37,720		¥ 144,184
Depreciation	8,724		8,805	¥ 7,859
Asset Impairment Charges	¥ 25,873	$ 3,898	¥ 0	¥ 0